BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS

SENIOR FLOATING-RATE INTERESTS -- 1.8%(1)(2)

                                                 PRINCIPAL
SECURITY                                         AMOUNT           VALUE
------------------------------------------------------------------------------
Broadcasting and Cable -- 0.4%
------------------------------------------------------------------------------
Century Cable Holdings, LLC, Term Loan,
Maturing 12/31/09                                    2,500,000    $  1,802,083
Century Cable Holdings, Term Loan B,
Maturing 6/30/09                                       850,000         614,656
Olympus Cable Holdings, LLC, Term
Loan A, Maturing 6/30/10                             1,000,000         809,444
------------------------------------------------------------------------------
                                                                  $  3,226,183
------------------------------------------------------------------------------
Printing and Business Products -- 0.4%
------------------------------------------------------------------------------
Merrill Corp., Term Loan A, Maturing
6/1/05                                               1,348,943    $  1,247,772
Merrill Corp., Term Loan B, Maturing
6/1/05                                               2,131,546       1,971,680
------------------------------------------------------------------------------
                                                                  $  3,219,452
------------------------------------------------------------------------------
Wireless Communication Services -- 1.0%
------------------------------------------------------------------------------
IPCS Wireless Revolving Loan, Maturing
6/30/08(3)(6)                                        4,571,429    $  2,857,143
IPCS Wireless, Term Loan B, Maturing
6/30/08(6)                                           2,457,143       1,535,714
Nextel Communications, Inc., Term
Loan D, Maturing 3/31/09                             2,000,000       1,689,416
Spectrasite Communications Inc., Term
Loan B, Maturing 6/30/06                             2,700,000       2,273,522
------------------------------------------------------------------------------
                                                                  $  8,355,795
------------------------------------------------------------------------------
Total Senior Floating-Rate Interests
   (identified cost $16,985,562)                                  $ 14,801,430
------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 88.5%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Aerospace and Defense -- 1.8%
------------------------------------------------------------------------------
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                   $     7,180    $  7,323,600
Transdigm, Inc., 10.375%, 12/1/08                        6,470       6,664,100
------------------------------------------------------------------------------
                                                                  $ 13,987,700
------------------------------------------------------------------------------
Airlines -- 2.1%
------------------------------------------------------------------------------
American Airlines, 7.80%, 10/1/06                  $     5,185    $  4,750,113
Continental Airlines, 7.033%, 6/15/11                    4,791       3,654,385
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Airlines (continued)
------------------------------------------------------------------------------
Continental Airlines, 7.08%, 11/1/04                       664         569,777
Continental Airlines, 7.434%, 9/15/04              $     2,510    $  2,028,846
Delta Air Lines, 8.30%, 12/15/29                         1,125         619,998
Northwest Airlines, Inc.,
7.875%, 3/15/08                                          1,540         731,500
Northwest Airlines, Inc.,
8.375%, 3/15/04                                          1,380         903,900
Northwest Airlines, Inc.,
8.875%, 6/1/06                                           4,350       2,153,250
Northwest Airlines, Inc., Sr. Notes,
9.875%, 3/15/07                                          2,560       1,267,200
------------------------------------------------------------------------------
                                                                  $ 16,678,969
------------------------------------------------------------------------------
Apparel -- 1.6%
------------------------------------------------------------------------------
Russell Corp., Sr. Notes,
9.25%, 5/1/10(4)                                   $     1,593    $  1,648,755
Tropical Sportswear International,
11.00%, 6/15/08                                          2,430       2,539,350
William Carter, Series B,
10.875%, 8/15/11                                         7,445       8,236,031
------------------------------------------------------------------------------
                                                                  $ 12,424,136
------------------------------------------------------------------------------
Appliances -- 0.1%
------------------------------------------------------------------------------
Salton, Inc., Sr. Sub. Notes,
12.25%, 4/15/08                                    $       815    $    770,175
------------------------------------------------------------------------------
                                                                  $    770,175
------------------------------------------------------------------------------
Auto and Parts -- 1.6%
------------------------------------------------------------------------------
Advance Stores Co., Inc.,
10.25%, 4/15/08                                    $     1,885    $  2,002,812
Asbury Automotive Group, 9.00%, 6/15/12                  3,375       3,054,375
CSK Auto, Inc., 12.00%, 6/15/06                          4,730       5,031,537
United Auto Group, Inc., Sr. Sub. Notes,
9.625%, 3/15/12                                          2,910       2,953,650
------------------------------------------------------------------------------
                                                                  $ 13,042,374
------------------------------------------------------------------------------
Broadcasting and Cable -- 10.8%
------------------------------------------------------------------------------
ACME Television Services, Inc.,
10.875%, 9/30/04                                   $     4,520    $  4,452,200
Adelphia Communications, Sr. Notes,
Series B, 9.25%, 10/1/02(5)                              6,390       2,332,350
Charter Communication Holdings, Sr.
Disc. Notes, 12.1257%, (0% until 2007),
1/15/12                                                    415         134,875
Charter Communication Holdings, Sr.
Disc. Notes, 13.50%, (0% until 2006)
1/15/11                                                 13,420       4,764,100
Charter Communication Holdings, Sr.
Notes, 8.25%, 4/1/07                                       835         517,700

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Broadcasting and Cable (continued)
------------------------------------------------------------------------------
Charter Communication Holdings, Sr.
Notes, 10.75%, 10/1/09                                   3,485       2,212,975
Charter Communication Holdings, Sr.
Notes, 11.125%, 1/15/11                            $     3,200    $  2,032,000
Clear Channel Communications,
7.25%, 9/15/03                                           3,370       3,428,217
Clear Channel Communications,
7.875%, 6/15/05                                          6,735       7,019,560
Comcast Cable Communication,
6.20%, 11/15/08                                          1,965       1,849,853
Comcast Cable Communication,
8.125%, 5/1/04                                           1,980       1,980,867
Continental Cablevision, 9.50%, 8/1/13                   2,615       2,538,307
Continental Cablevision, Sr. Notes,
8.30%, 5/15/06                                           3,680       3,591,305
Corus Entertainment, Inc., Sr. Sub.
Notes, 8.75%, 3/1/12                                     2,955       3,021,487
Cox Communications, Inc.,
7.125%, 10/1/12                                          3,145       3,142,525
CSC Holdings, Inc., Sr. Notes,
7.875%, 12/15/07                                         2,240       1,859,200
CSC Holdings, Inc., Sr. Notes,
Series B, 7.625%, 4/1/11                                 7,870       6,296,000
CSC Holdings, Inc., Sr. Sub. Notes,
9.875%, 2/15/13                                          1,185         924,300
CSC Holdings, Inc., Sr. Sub. Notes,
10.50%, 5/15/16                                          1,620       1,263,600
Echostar Broadband Corp., Sr. Notes,
9.125%, 1/15/09                                          4,995       4,720,275
Emmis Communication Corp.,
8.125%, 3/15/09                                            685         698,700
Emmis Communication Corp., 12.50%, (0%
until 2006) 3/15/11                                      7,796       5,885,980
Granite Broadcasting Corp., Sr. Sub.
Notes, 8.875%, 5/15/08                                   2,000       1,610,000
Granite Broadcasting Corp., Sr. Sub.
Notes, 9.375%, 12/1/05                                     655         537,100
Granite Broadcasting Corp., Sr. Sub.
Notes, 10.375%, 5/15/05                                  6,253       5,158,642
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                          6,515       2,410,550
Mediacom Broadband LLC, 11.00%, 7/15/13                    720         666,000
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13                                           2,794       2,291,080
Muzak Holdings LLC, 9.875%, 3/15/09                      3,335       2,351,175
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                         2,812       1,448,180
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                           280         127,400
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                           1,275         580,125
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Broadcasting and Cable (continued)
------------------------------------------------------------------------------
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                           1,280         582,400
Pegasus Satellite, 12.375%, 8/1/06                 $     1,810    $    823,550
Radio One, Inc., 8.875%, 7/1/11                          2,075       2,178,750
Sinclair Broadcast Group, Sr. Sub.
Notes, 8.75%, 12/15/07                                     800         824,000
------------------------------------------------------------------------------
                                                                  $ 86,255,328
------------------------------------------------------------------------------
Building Materials -- 1.3%
------------------------------------------------------------------------------
Associated Materials, Inc., Sr. Sub.
Notes, 9.75%, 4/15/12(4)                           $     1,595    $  1,642,850
Louisiana Pacific Corp., Sr. Notes,
8.50%, 8/15/05                                           1,210       1,233,548
Louisiana Pacific Corp., Sr. Sub. Notes,
10.875%, 11/15/08                                        3,085       3,223,825
Ryland Group, Sr. Notes, 9.75%, 9/1/10                     440         473,000
WCI Communities, Inc., 9.125%, 5/1/12                    3,632       3,332,360
------------------------------------------------------------------------------
                                                                  $  9,905,583
------------------------------------------------------------------------------
Business Services - Miscellaneous -- 2.6%
------------------------------------------------------------------------------
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10           $     4,055    $  4,207,062
MDP Acquisitions PLC, Sr. Notes,
9.625%, 10/1/12                                          5,465       5,424,012
PCA LLC/PCA Finance Corp., Sr. Notes,
11.875%, 8/1/09                                          5,887       6,034,175
Service Corp. International,
6.00%, 12/15/05                                            300         256,500
Stewart Enterprises, 10.75%, 7/1/08                        860         946,000
Synagro Technologies, Inc., Sr. Sub.
Notes, 9.50%, 4/1/09                                     1,060       1,102,400
Trico Marine Services, Sr. Notes,
8.875%, 5/15/12                                          3,230       2,793,950
------------------------------------------------------------------------------
                                                                  $ 20,764,099
------------------------------------------------------------------------------
Chemicals -- 3.1%
------------------------------------------------------------------------------
Avecia Group PLC, 11.00%, 7/1/09                   $     5,366    $  5,178,190
Ferro Corp., Sr. Notes, 9.125%, 1/1/09                   1,690       1,788,965
Hercules, Inc., 11.125%, 11/15/07                        3,390       3,712,050
MacDermid, Inc., 9.125%, 7/15/11                         1,655       1,746,025
Methanex Corp., Sr. Notes,
8.75%, 8/15/12                                           2,330       2,423,200
Noveon, Inc., 11.00%, 2/28/11                            1,140       1,236,900
Olin Corp., Sr. Notes, 9.125%, 12/15/11                  3,525       4,033,086

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Chemicals (continued)
------------------------------------------------------------------------------
Resolution Performance, Sr. Sub. Notes,
13.50%, 11/15/10                                         3,025       3,357,750
Texas Petrochemical Corp., Sr. Sub.
Notes, 11.125%, 7/1/06                             $     2,330    $  1,479,550
------------------------------------------------------------------------------
                                                                  $ 24,955,716
------------------------------------------------------------------------------
Consumer Products -- 1.6%
------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                   $       550    $    497,750
Fedders North America, 9.375%, 8/15/07                   5,490       4,309,650
Fedders North America, Series B,
9.375%, 8/15/07                                          1,295       1,016,575
Hockey Co., 11.25%, 4/15/09                              5,180       4,998,700
Weight Watcher International, Inc.,
13.00%, 10/1/09                                          1,400       1,603,000
------------------------------------------------------------------------------
                                                                  $ 12,425,675
------------------------------------------------------------------------------
Containers and Packaging -- 1.7%
------------------------------------------------------------------------------
Jefferson Smurfit Corp., Sr. Notes,
8.25%, 10/1/12                                     $     3,665    $  3,665,000
Riverwood International Corp.,
10.875%, 4/1/08                                          3,635       3,653,175
Stone Container Corp., Sr. Notes,
8.375%, 7/1/12                                           5,955       5,955,000
------------------------------------------------------------------------------
                                                                  $ 13,273,175
------------------------------------------------------------------------------
Distribution/Wholesale -- 0.7%
------------------------------------------------------------------------------
Fleming Companies, Inc., 9.25%, 6/15/10            $     2,075    $  1,587,375
Roundy's, Inc., Sr. Sub. Notes,
8.875%, 6/15/12                                          4,358       4,270,840
------------------------------------------------------------------------------
                                                                  $  5,858,215
------------------------------------------------------------------------------
Drugs -- 0.9%
------------------------------------------------------------------------------
Alaris Medical Systems, Series B,
11.625%, 12/1/06                                   $     2,700    $  2,929,500
Biovail Corp., Sr. Sub. Notes,
7.875%, 4/1/10                                           3,800       3,781,000
------------------------------------------------------------------------------
                                                                  $  6,710,500
------------------------------------------------------------------------------
Electronic Components -- 0.2%
------------------------------------------------------------------------------
Solectron Corp., 0.00%, 5/8/20                     $       395    $    230,581
Solectron Corp., 0.00%, 11/20/20                         2,650       1,063,312
------------------------------------------------------------------------------
                                                                  $  1,293,893
------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Electronic Equipment -- 0.2%
------------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sub.
Notes, 9.875%, 7/1/10                              $     1,855    $  1,855,000
------------------------------------------------------------------------------
                                                                  $  1,855,000
------------------------------------------------------------------------------
Electronics - Instruments -- 0.6%
------------------------------------------------------------------------------
Ucar Finance, Inc., 10.25%, 2/15/12                $     3,550    $  3,390,250
Wesco Distribution, Inc.,
9.125%, 6/1/08                                           1,200       1,038,000
------------------------------------------------------------------------------
                                                                  $  4,428,250
------------------------------------------------------------------------------
Energy Services -- 2.1%
------------------------------------------------------------------------------
Hornbeck Leevac Marine Service, Sr.
Notes, 10.625%, 8/1/08                             $     4,737    $  4,973,850
Port Arthur Finance Corp.,
12.50%, 1/15/09                                         10,842      11,438,827
------------------------------------------------------------------------------
                                                                  $ 16,412,677
------------------------------------------------------------------------------
Entertainment -- 1.6%
------------------------------------------------------------------------------
AMF Bowling Worldwide, Sr. Sub. Notes,
13.00%, 2/28/08                                    $     4,010    $  4,125,287
Carmike Cinemas, 10.375%, 2/1/09                         5,732       5,244,780
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                             840         739,200
Six Flags, Inc., Sr. Notes,
8.875%, 2/1/10                                           3,002       2,476,650
Six Flags, Inc., Sr. Notes,
9.50%, 2/1/09                                              335         288,100
------------------------------------------------------------------------------
                                                                  $ 12,874,017
------------------------------------------------------------------------------
Financial Services -- 0.6%
------------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09                $     4,200    $  4,357,500
------------------------------------------------------------------------------
                                                                  $  4,357,500
------------------------------------------------------------------------------
Foods -- 4.4%
------------------------------------------------------------------------------
American Seafood Group LLC, Sr. Sub.
Notes, 10.125%, 4/15/10(4)                         $     6,905    $  6,887,737
B&G Foods, Inc., 9.625%, 8/1/07                            950         971,375
Burns Philip Capital Ltd.,
9.75%, 7/15/12                                           6,330       6,314,175
Chiquita Brands International, Inc., Sr.
Notes, 10.56%, 3/15/09                                     605         626,487
Dean Foods Co., Sr. Notes,
8.15%, 8/1/07                                            2,370       2,426,197
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                           1,895       1,904,475
Michael Foods, 11.75%, 4/1/11                            4,535       5,011,175
New World Pasta Company, 9.25%, 2/15/09                  6,807       6,475,159

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Foods (continued)
------------------------------------------------------------------------------
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                     $     4,273    $  4,572,110
------------------------------------------------------------------------------
                                                                  $ 35,188,890
------------------------------------------------------------------------------
Gaming -- 2.2%
------------------------------------------------------------------------------
Argosy Gaming Co., 10.75%, 6/1/09                  $     2,125    $  2,326,875
Boyd Gaming Corp., Sr. Sub. Notes,
9.50%, 7/15/07                                           1,973       2,051,920
Chukchansi EDA, Sr. Notes,
14.50%, 6/15/09                                          5,070       4,689,750
Penn National Gaming, Inc.,
11.125%, 3/1/08                                          6,655       7,187,400
Wheeling Island Gaming,
10.125%, 12/15/09                                        1,432       1,467,800
------------------------------------------------------------------------------
                                                                  $ 17,723,745
------------------------------------------------------------------------------
Health Services -- 3.8%
------------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes,
10.375%, 4/15/11                                   $     3,380    $  3,599,700
HCA - The Healthcare Co., 8.75%, 9/1/10                  3,885       4,451,445
Magellan Health Services, Sr. Notes,
9.375%, 11/15/07(4)                                      2,595       1,699,725
Pacificare Health System,
10.75%, 6/1/09                                           4,230       4,198,275
Rotech Healthcare, Inc., Sr Sub. Notes,
9.50%, 4/1/12                                            2,965       2,794,512
Select Medical Corp., Sr. Sub. Notes,
9.50%, 6/15/09                                           5,220       5,246,100
Triad Hospitals Holdings,
11.00%, 5/15/09                                          1,000       1,102,500
Vanguard Health Systems, 9.75%, 8/1/11                   7,280       7,207,200
------------------------------------------------------------------------------
                                                                  $ 30,299,457
------------------------------------------------------------------------------
Housing, Real Estate Development -- 0.7%
------------------------------------------------------------------------------
Ryland Group, Sr. Sub. Notes,
9.125%, 6/15/11                                    $     5,075    $  5,201,875
------------------------------------------------------------------------------
                                                                  $  5,201,875
------------------------------------------------------------------------------
Information Technology Services -- 0.1%
------------------------------------------------------------------------------
Diva Systems Corp., Sr. Notes,
12.625%, (0% until 2003), 3/1/08                   $     6,175    $     92,625
Fisher Scientific International, Sr.
Sub. Notes, 9.00%, 2/1/08                                  540         557,550
------------------------------------------------------------------------------
                                                                  $    650,175
------------------------------------------------------------------------------
Lodging and Gaming -- 9.1%
------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2/15/09           $     2,110    $  2,326,275
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Lodging and Gaming (continued)
------------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Sub. Notes,
8.75%, 4/15/12                                     $     2,430    $  2,539,350
Hollywood Casino Corp., 11.25%, 5/1/07                     870         948,300
Hollywood Casino Corp., Variable Rate,
10.51%, 5/1/06                                           4,375       4,446,094
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06                           5,695       6,122,125
John Q Hamons Hotels/Finance, Series B,
8.875%, 5/15/12                                          2,755       2,665,463
Majestic Star LLC, 10.875%, 7/1/06                       3,680       3,772,000
Mandalay Resort Group, Sr. Notes,
9.50%, 8/1/08                                            1,650       1,798,500
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                             860         930,950
MGM Grand, Inc., 9.75%, 6/1/07                           2,645       2,889,663
MGM Mirage, Inc., 8.50%, 9/15/10                         8,020       8,578,016
Park Place Entertainment, Sr. Sub.
Notes, 8.125%, 5/15/11                                     790         809,750
Park Place Entertainment, Sr. Sub.
Notes, 8.875%, 9/15/08                                   2,315       2,436,538
Sun International Hotels,
8.625%, 12/15/07                                         1,500       1,561,875
Sun International Hotels, Sr. Sub.
Notes, 8.875%, 8/15/11                                   6,540       6,589,050
Venetian Casino/Las Vegas Sands,
11.00%, 6/15/10                                         12,825      12,632,625
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(4)                                       11,055      11,386,650
------------------------------------------------------------------------------
                                                                  $ 72,433,224
------------------------------------------------------------------------------
Machinery -- 2.8%
------------------------------------------------------------------------------
Briggs & Stratton Corp., Sr. Notes,
8.875%, 3/15/11                                    $     3,705    $  3,908,775
Flowserve Corp., 12.25%, 8/15/10                         2,307       2,387,745
Joy Global, Inc., Series B,
8.75%, 3/15/12                                           1,520       1,542,800
Manitowoc Co., Inc. (The), Sr. Sub.
Notes, 10.375%, 5/15/11                   EUR            1,900       1,931,542
Manitowoc Co., Inc. (The), Sr. Sub.
Notes, 10.50%, 8/1/12                                    4,120       4,326,000
Terex Corp., 9.25%, 7/15/11                              2,040       1,999,200
Terex Corp., 10.375%, 4/1/11                             6,320       6,414,800
------------------------------------------------------------------------------
                                                                  $ 22,510,862
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Manufacturing -- 4.2%
------------------------------------------------------------------------------
AK Steel Corp., 7.75%, 6/15/12                     $     1,785    $  1,776,075
Dresser, Inc., 9.375%, 4/15/11                           8,025       7,824,375
Foamex L.P., 9.875%, 6/15/07                             1,570       1,208,900
Foamex L.P./Capital Corp.,
10.75%, 4/1/09                                           2,660       2,407,300
Insilco Corp., 12.00%, 8/15/07(5)                        6,600         165,000
Motors and Gears, Inc., Sr. Notes,
10.75%, 11/15/06                                         1,275       1,166,625
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, 6/15/09(4)                                3,467       3,172,305
Tekni-Plex, Inc., 12.75%, 6/15/10                        1,170       1,152,450
Tekni-Plex, Inc., Sr. Sub. Notes,
12.75%, 6/15/10(4)                                       2,120       2,088,200
Trimas Corp., 9.875%, 6/15/12                            4,225       4,161,625
Tyco International Group SA,
5.80%, 8/1/06                                            6,465       5,435,934
Tyco International Group SA,
6.75%, 2/15/11                                           1,905       1,574,463
Venture Holding Trust, Sr. Notes,
9.50%, 7/1/05                                            3,683       1,602,105
------------------------------------------------------------------------------
                                                                  $ 33,735,357
------------------------------------------------------------------------------
Medical Products -- 1.0%
------------------------------------------------------------------------------
Advanced Medical Optics, Sr. Sub. Notes,
9.25%, 7/15/10                                     $     2,105    $  2,073,425
Hanger Orthopedic Group,
10.375%, 2/15/09                                         1,330       1,409,800
Medquest Inc., Sr. Sub. Notes,
11.875%, 8/15/12                                         4,680       4,656,600
------------------------------------------------------------------------------
                                                                  $  8,139,825
------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.5%
------------------------------------------------------------------------------
Amerigas Partners LP, Sr. Notes,
8.875%, 5/20/11                                    $     3,150    $  3,260,250
Chesapeake Energy Corp.,
8.375%, 11/1/08                                          1,870       1,891,038
DI Industries, Inc., (Grey Wolf, Inc.),
Sr. Notes, 8.875%, 7/1/07                                1,995       2,044,875
Grant Geophysical, Inc., Sr. Notes,
Series B, 9.75%, 2/15/08                                 1,000         255,000
Key Energy Services, Inc.,
14.00%, 1/15/09                                            615         713,400
Ram Energy, Inc., Sr. Notes,
11.50%, 2/15/08                                          3,459       1,046,348
SESI, LLC, 8.875%, 5/15/11                               8,912       9,023,400
Universal Compression, Inc., Sr. Disc.
Notes, 9.875%, (0% until 2003), 2/15/08                  1,435       1,427,825
------------------------------------------------------------------------------
                                                                  $ 19,662,136
------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 4.3%
------------------------------------------------------------------------------
Abraxas Petroleum Corp., 11.50%, 11/1/04           $     7,803    $  4,330,665
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                           2,715       2,742,150
Comstock Resources, Inc.,
11.25%, 5/1/07                                          10,115      10,570,175
Continental Resources, 10.25%, 8/1/08                    4,440       3,885,000
Encore Acquisition Co., 8.375%, 6/15/12                  4,220       4,283,300
Grey Wolf, Inc., Series C,
8.875%, 7/1/07                                             475         485,688
Pennzoil-Quaker State, 10.00%, 11/1/08                   1,410       1,676,138
Plains E&P Co., Sr. Sub. Notes,
8.75%, 7/1/12                                            2,965       2,979,825
Premcor USA, Inc., 11.50%, 10/1/09                         940         982,300
Transocean Sedco Forex, 9.50%, 12/15/08                  1,710       2,169,641
------------------------------------------------------------------------------
                                                                  $ 34,104,882
------------------------------------------------------------------------------
Oil and Gas - Refining -- 0.0%
------------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09             $       300    $    316,500
------------------------------------------------------------------------------
                                                                  $    316,500
------------------------------------------------------------------------------
Oil Companies - Exploration & Production -- 0.2%
------------------------------------------------------------------------------
Plains All American Pipeline, Sr. Notes,
7.75%, 10/15/12                                    $     1,840    $  1,867,600
------------------------------------------------------------------------------
                                                                  $  1,867,600
------------------------------------------------------------------------------
Paper and Forest Products -- 0.6%
------------------------------------------------------------------------------
Buckeye Technologies, Inc., Sr. Sub.
Notes, 8.00%, 10/15/10                             $       800    $    604,000
Buckeye Technologies, Inc., Sr. Sub.
Notes, 9.25%, 9/15/08                                      825         688,875
Caraustar Industries, Inc.,
9.875%, 4/1/11                                             750         765,000
Longview Fibre Co., Sr. Sub. Notes,
10.00%, 1/15/09                                          2,535       2,611,050
------------------------------------------------------------------------------
                                                                  $  4,668,925
------------------------------------------------------------------------------
Printing and Business Products -- 0.2%
------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                             $       757    $    654,632
Merrill Corp., Series A, (PIK),
12.00%, 5/1/09(6)                                          324         230,093
Merrill Corp., Series B, (PIK),
12.00%, 5/1/09(6)                                        1,563         907,840
------------------------------------------------------------------------------
                                                                  $  1,792,565
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Printing or Publishing - Diversification -- 1.3%
------------------------------------------------------------------------------
Hollinger International Publishing,
9.25%, 2/1/06                                      $       500    $    507,500
Hollinger International Publishing,
9.25%, 3/15/07                                             940         958,800
Hollinger Participation, Sr. Notes,
(PIK), 12.125%, 11/15/10(4)                              9,963       8,717,189
------------------------------------------------------------------------------
                                                                  $ 10,183,489
------------------------------------------------------------------------------
Publishing -- 0.9%
------------------------------------------------------------------------------
Canwest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                   $     5,050    $  5,289,875
Vertis, Inc., Sr. Notes,
10.875%, 6/15/09                                         1,915       1,924,575
------------------------------------------------------------------------------
                                                                  $  7,214,450
------------------------------------------------------------------------------
REITS -- 0.9%
------------------------------------------------------------------------------
Ventas Realty LP/Capital CRP,
8.75%, 5/1/09                                      $     1,405    $  1,447,150
Ventas Realty LP/Capital CRP,
9.00%, 5/1/12                                            5,415       5,618,063
------------------------------------------------------------------------------
                                                                  $  7,065,213
------------------------------------------------------------------------------
Restaurants -- 0.2%
------------------------------------------------------------------------------
New World Coffee, 18.00%, 6/15/03(4)               $     1,880    $  1,786,000
------------------------------------------------------------------------------
                                                                  $  1,786,000
------------------------------------------------------------------------------
Retail - Apparel -- 0.7%
------------------------------------------------------------------------------
Mothers Work, Inc., 11.25%, 8/1/10                 $     5,730    $  5,873,250
------------------------------------------------------------------------------
                                                                  $  5,873,250
------------------------------------------------------------------------------
Retail - Food and Drug -- 0.2%
------------------------------------------------------------------------------
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                   $     1,920    $  1,660,800
------------------------------------------------------------------------------
                                                                  $  1,660,800
------------------------------------------------------------------------------
Retail - General -- 0.0%
------------------------------------------------------------------------------
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                   $        48    $     49,260
------------------------------------------------------------------------------
                                                                  $     49,260
------------------------------------------------------------------------------
Semiconductors -- 2.2%
------------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                      $     3,360    $  2,335,200
Chippac International Ltd.,
12.75%, 8/1/09                                           5,540       5,429,200
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Semiconductors (continued)
------------------------------------------------------------------------------
Fairchild Semiconductor, Sr. Sub Notes,
10.50%, 2/1/09                                     $     5,507    $  5,754,815
On Semiconductor Corp., 12.00%, 5/15/08                  6,470       4,043,750
------------------------------------------------------------------------------
                                                                  $ 17,562,965
------------------------------------------------------------------------------
Services -- 1.3%
------------------------------------------------------------------------------
Alderwoods Group, 11.00%, 1/2/07                   $     7,166    $  7,166,200
Alderwoods Group, 12.25%, 1/2/09                         1,200       1,158,000
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                                 840         423,150
Kindercare Learning Centers, Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                               1,850       1,766,750
------------------------------------------------------------------------------
                                                                  $ 10,514,100
------------------------------------------------------------------------------
Transportation -- 1.1%
------------------------------------------------------------------------------
Kansas City Southern, 9.50%, 10/1/08               $       971    $  1,068,100
P & O Princess Cruises, 7.875%, 6/1/27                   1,550       1,338,096
Pacer International, Inc.,
11.75%, 6/1/07                                           3,916       3,994,320
Petroleum Helicopters, Series B,
9.375%, 5/1/09                                           1,995       2,069,813
QDI LLC, (PIK), 12.50%, 6/15/08(4)                         260         131,300
QDI LLC, Jr. Sub. Notes, (PIK),
12.00%, 6/15/09(4)                                          60           9,342
Sea Containers, Sr. Notes,
7.875%, 2/15/08                                            260         188,500
------------------------------------------------------------------------------
                                                                  $  8,799,471
------------------------------------------------------------------------------
Utility - Electric Power Generation -- 2.0%
------------------------------------------------------------------------------
AES Corp., Sr. Notes, 8.75%, 12/15/02              $    12,047    $ 11,143,475
AES Corp., Sr. Notes, 8.75%, 6/15/08                     3,790       1,913,950
AES Corp., Sr. Notes, 8.875%, 2/15/11                      520         267,800
AES Corp., Sr. Notes, 9.375%, 9/15/10                    3,155       1,656,375
Calpine Canada Energy Finance,
8.50%, 5/1/08                                            1,000         415,000
Calpine Corp., Sr. Notes,
7.875%, 4/1/08                                           1,950         799,500
------------------------------------------------------------------------------
                                                                  $ 16,196,100
------------------------------------------------------------------------------
Waste Management -- 1.5%
------------------------------------------------------------------------------
Allied Waste, 10.00%, 8/1/09                       $     5,930    $  5,485,250
Allied Waste, Series B, 8.875%, 4/1/08                   3,220       3,139,500
Stericycle, Inc., 12.375%, 11/15/09                      2,895       3,314,775
------------------------------------------------------------------------------
                                                                  $ 11,939,525
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Wireless Communication Services -- 4.5%
------------------------------------------------------------------------------
Alamosa Delaware, Inc., 13.625%, 8/15/11           $       890    $    173,550
AT&T Wireless Services, Inc.,
7.875%, 3/1/11                                             420         323,946
Crown Castle International Corp., Sr.
Disc. Notes, 10.375%, (0% until 2004),
5/15/11                                                    438         190,530
Crown Castle International Corp., Sr.
Disc. Notes, 10.625%, (0% until 2002)
11/15/07                                                 3,034       2,078,290
Crown Castle International Corp., Sr.
Notes, 10.75%, 8/1/11                                    4,535       3,061,125
Insight Midwest/Insight Capital, Sr.
Notes, 10.50%, 11/1/10                                   3,395       3,038,525
IWO Holdings, Inc., 14.00%, 1/15/11                      5,600       1,092,000
McCaw International Ltd., Sr. Disc.
Notes, 13.00%, 4/15/07(5)                                5,650          84,750
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, 9/15/07                                   5,305       4,456,200
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                         8,020       6,135,300
Nextel Communications, Inc., Sr. Notes,
9.50%, 2/1/11                                              745         560,613
Nextel International, Sr. Notes,
12.75%, 8/1/10(5)                                        4,550          68,250
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                          5,920       3,936,800
Ono Finance PLC, 13.00%, 5/1/09                          3,940         886,500
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                          3,483         783,675
PTC International Finance II SA,
11.25%, 12/1/09                                            625         634,375
PTC International Finance II SA,
11.25%, 12/1/09                           EUR            1,125       1,142,354
Qwest Corp., 8.875%, 3/15/12                             2,585       2,261,875
Rural Cellular Corp., Sr. Sub. Notes,
9.75%, 1/15/10                                             400         214,000
Spectrasite Holdings, Inc.,
6.75%, 11/15/10                                          1,540         346,500
Spectrasite Holdings, Inc., Sr. Notes,
12.50%, 11/15/10                                           430          94,600
TeleCorp PCS, Inc., 10.625%, 7/15/10                     3,200       2,832,000
Triton PCS, Inc., 9.375%, 2/1/11                           400         274,000
TSI Telecommunication, Series B,
12.75%, 2/1/09                                           1,200       1,026,000
Ubiquitel Operating Co., 14.00%, (0%
until 2005), 4/15/10                                     4,920         270,600
------------------------------------------------------------------------------
                                                                  $ 35,966,358
------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Wireline Communication Services -- 0.4%
------------------------------------------------------------------------------
Colt Telecom Group PLC, Sr. Disc. Notes,
12.00%, 12/15/06                                   $       900    $    571,500
FLAG Ltd., Sr. Notes, 8.25%, 1/30/08(5)                  4,160         124,800
SBA Communications Corp., Sr. Disc.
Notes, 12.00%, (0% until 2003), 3/1/08                   1,045         538,175
SBA Communications Corp., Sr. Notes,
10.25%, 2/1/09                                             202         108,070
Tritel PCS,  Inc., 10.375%, 1/15/11                      2,382       2,084,250
------------------------------------------------------------------------------
                                                                  $  3,426,795
------------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $779,054,601)                                 $704,806,776
------------------------------------------------------------------------------

COMMON STOCKS, WARRANTS AND RIGHTS -- 0.5%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Chemicals -- 0.0%
------------------------------------------------------------------------------
Pioneer Companies, Inc., Common(6)(7)                   64,758    $    242,843
Sterling Chemicals, Inc., Common(7)                      2,400              96
------------------------------------------------------------------------------
                                                                  $    242,939
------------------------------------------------------------------------------
Foods -- 0.0%
------------------------------------------------------------------------------
Chiquita Brands International, Inc.,
Common(7)                                               21,458    $    331,526
------------------------------------------------------------------------------
                                                                  $    331,526
------------------------------------------------------------------------------
Gaming -- 0.4%
------------------------------------------------------------------------------
Park Place Entertainment Corp.,
Common(7)                                              350,000    $  2,782,500
------------------------------------------------------------------------------
                                                                  $  2,782,500
------------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
------------------------------------------------------------------------------
Peninsula Gaming LLC, Convertible
Preferred Membership Interests(7)(8)                     6,338    $     38,027
------------------------------------------------------------------------------
                                                                  $     38,027
------------------------------------------------------------------------------
Restaurants -- 0.0%
------------------------------------------------------------------------------
New World Coffee, Warrants, Exp.
6/15/06(7)(8)                                            1,880    $        940
------------------------------------------------------------------------------
                                                                  $        940
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Semiconductors -- 0.0%
------------------------------------------------------------------------------
Asat Finance, Warrants, Exp. 11/1/06(7)                  3,900    $     39,000
------------------------------------------------------------------------------
                                                                  $     39,000
------------------------------------------------------------------------------
Services -- 0.0%
------------------------------------------------------------------------------
HF Holdings, Inc., Warrants, Exp.
9/27/09(6)(7)                                            3,400    $          0
Merrill Corp., Warrants, Series A(7)                     3,182               0
------------------------------------------------------------------------------
                                                                  $          0
------------------------------------------------------------------------------
Transportation -- 0.0%
------------------------------------------------------------------------------
Quality Distribution, Inc., Warrants,
Exp. 1/15/07(7)                                            817    $          0
VS Holdings, Inc., Common(7)(8)                        206,125         206,125
------------------------------------------------------------------------------
                                                                  $    206,125
------------------------------------------------------------------------------
Wireless Communication Services -- 0.1%
------------------------------------------------------------------------------
McCaw International Ltd., Rights(6)(7)              10,200,000    $    605,574
------------------------------------------------------------------------------
                                                                  $    605,574
------------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $7,526,657)                                   $  4,246,631
------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.3%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.2%
------------------------------------------------------------------------------
Titan Capital Trust                                     50,000    $  1,781,250
------------------------------------------------------------------------------
                                                                  $  1,781,250
------------------------------------------------------------------------------
Entertainment -- 0.1%
------------------------------------------------------------------------------
Six Flags, Inc.                                         25,000    $    345,000
------------------------------------------------------------------------------
                                                                  $    345,000
------------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $2,606,500)                                   $  2,126,250
------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.8%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Broadcasting and Cable -- 0.4%
------------------------------------------------------------------------------
CSC Holdings, Inc., Series M, 11.125%                   36,698    $  2,412,893
SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------

Broadcasting and Cable (continued)
------------------------------------------------------------------------------
Pegasus Satellite, 12.75% (PIK)                          4,589    $    871,910
------------------------------------------------------------------------------
                                                                  $  3,284,803
------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.2%
------------------------------------------------------------------------------
Crown Castle International Corp., 12.75%
(PIK)                                                    3,192    $  1,444,380
------------------------------------------------------------------------------
                                                                  $  1,444,380
------------------------------------------------------------------------------
Wireless Communication Services -- 0.1%
------------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                    1,334    $    338,408
Nextel Communications Corp., 13%,
Series D, (PIK)                                             85          58,013
Rural Cellular Corp., 12.25% (PIK)                       4,293         439,982
------------------------------------------------------------------------------
                                                                  $    836,403
------------------------------------------------------------------------------
Wireline Communication Services -- 0.1%
------------------------------------------------------------------------------
Broadwing Communications, Series B,
12.50%                                                   4,627    $    474,268
------------------------------------------------------------------------------
                                                                  $    474,268
------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $20,645,644)                                  $  6,039,854
------------------------------------------------------------------------------

COMMERCIAL PAPER -- 5.4%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
G.E. Capital, 1.95%, 10/1/02                       $    23,230    $ 23,230,000
USA Capital, 1.77%, 10/3/02                             20,000      19,998,033
------------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $43,228,033)                               $ 43,228,033
------------------------------------------------------------------------------
Total Investments -- 97.3%
   (identified cost $870,046,997)                                 $775,248,974
------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.7%                            $ 21,463,213
------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $796,712,187
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

 EUR - Euro Dollar
 (1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately three years.
 (2) Interest rates are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally
      (i) the prime rate offered by one or more major United States banks or
      (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).
 (3)  Subject to unfunded loan commitments of $571,429 at September 30, 2002.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Defaulted security
 (6) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (7)  Non-income producing security.
 (8)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $870,046,997)                          $775,248,974
Cash                                             5,374
Receivable for investments sold              6,653,539
Interest and dividends receivable           19,632,921
Prepaid expenses                                 2,743
------------------------------------------------------
TOTAL ASSETS                              $801,543,551
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  4,709,215
Payable for open forward foreign
   currency contracts                           50,801
Payable to affiliate for Trustees' fees            675
Accrued expenses                                70,673
------------------------------------------------------
TOTAL LIABILITIES                         $  4,831,364
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $796,712,187
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $891,555,862
Net unrealized depreciation (computed on
   the basis of identified cost)           (94,843,675)
------------------------------------------------------
TOTAL                                     $796,712,187
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2002
Investment Income
------------------------------------------------------
Interest                                  $ 85,534,020
Dividends                                    2,171,158
Other income                                 1,013,423
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 88,718,601
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  5,234,602
Trustees' fees and expenses                     27,339
Custodian fee                                  371,388
Legal and accounting services                   74,420
Miscellaneous                                   16,419
------------------------------------------------------
TOTAL EXPENSES                            $  5,724,168
------------------------------------------------------

NET INVESTMENT INCOME                     $ 82,994,433
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(94,828,282)
   Foreign currency and forward foreign
      currency exchange contract
      transactions                            (244,037)
------------------------------------------------------
NET REALIZED LOSS                         $(95,072,319)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 24,568,837
   Foreign currency and forward foreign
      currency exchange contracts             (102,098)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 24,466,739
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(70,605,580)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 12,388,853
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED          PERIOD ENDED
IN NET ASSETS                             SEPTEMBER 30, 2002  SEPTEMBER 30, 2001(1)
-------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $       82,994,433  $                  16,337,268
   Net realized loss                             (95,072,319)                   (38,526,798)
   Net change in unrealized appreciation
      (depreciation)                              24,466,739                    (16,906,749)
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $       12,388,853  $                 (39,096,279)
-------------------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Income Fund of Boston               $               --  $                 762,800,395
   Contributions                                 358,040,586                     89,671,754
   Withdrawals                                  (326,337,432)                   (60,855,700)
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $       31,703,154  $                 791,616,449
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $       44,092,007  $                 752,520,170
-------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------
At beginning of year                      $      752,620,180  $                     100,010
-------------------------------------------------------------------------------------------
AT END OF YEAR                            $      796,712,187  $                 752,620,180
-------------------------------------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to September 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                   YEAR ENDED SEPTEMBER 30,
                                  --------------------------
                                    2002(1)        2001(2)
------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------
Ratios (As a percentage of average daily
   net assets):
   Expenses                            0.68%          0.69%(3)
   Net investment income               9.91%         10.38%(3)
Portfolio Turnover                       91%            16%
------------------------------------------------------------
TOTAL RETURN(4)                        2.09%            --
------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $796,712       $752,620
------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.12% to 9.91%.
 (2) For the period from the start of business, July 23, 2001, to September 30, 2001.
 (3)  Annualized.
 (4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, seeks to achieve high current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Effective October 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The cumulative effect of these accounting changes had no impact on the Portfolio's net assets, but resulted in a $1,517,419 decrease in the cost of securities and a corresponding $1,517,419 decrease in the net unrealized depreciation, based on securities held by the Portfolio on September 30, 2001. The effect of these changes for the year ended September 30, 2002 was a decrease in net investment income of $1,804,378, a decrease in net realized loss of $1,812,333, and an increase in net unrealized depreciation of $7,955. The statement of changes in net assets and supplementary data for the prior period have not been restated to reflect these changes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
   Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statements purposes as unrealized until such time as the contracts have been closed.

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended September 30, 2002, the Portfolio's custodian fee was reduced by $1,857 as a result of this arrangement.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 H Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities are determined on the basis of identified cost.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the year ended September 30, 2002, the advisory fee amounted to $5,234,602. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $820,551,715 and $694,331,279, respectively, for the year ended September 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 874,597,172
    -------------------------------------------------------
    Gross unrealized appreciation             $  20,451,746
    Gross unrealized depreciation              (119,799,944)
    -------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (99,348,198)
    -------------------------------------------------------

   The unrealized appreciation on foreign currency is $5,149.

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2002 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                              SALES
    -----------------------------------------------------------------------------------------
    SETTLEMENT                                              IN EXCHANGE FOR    NET UNREALIZED
    DATE(S)       DELIVER                                   (IN U.S. DOLLARS)  DEPRECIATION
    -----------------------------------------------------------------------------------------
    10/18/02      Euro Dollar
                  3,219,639                                  $     3,133,228   $      (50,801)
    -----------------------------------------------------------------------------------------
                                                             $     3,133,228   $      (50,801)
    -----------------------------------------------------------------------------------------

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2002.

7 Restricted Securities
-------------------------------------------
   At September 30, 2002, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (excercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF      SHARES/               FAIR
    DESCRIPTION                               ACQUISITION  FACE      COST        VALUE
    -------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    New World Coffee, Warrants, Exp. 6/15/06  6/15/01         1,880  $        0  $    940
    Peninsula Gaming LLC, Convertible
     Preferred Membership Interests           7/8/99          6,338           0    38,027
    VS Holdings, Inc., Common                 3/28/02       206,125   2,554,000   206,125
    -------------------------------------------------------------------------------------
                                                                     $2,554,000  $245,092
    -------------------------------------------------------------------------------------

8 Transfer of Assets
-------------------------------------------
   Investment operations began on July 23, 2001 with the acquisition of net assets of Eaton Vance Income Fund of Boston of $762,800,395, in exchange for an interest in the Portfolio, including net unrealized depreciation of $103,921,084. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF BOSTON INCOME PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Boston Income Portfolio (the "Portfolio") at September 30, 2002, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 19, 2002

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Income Fund of Boston (the Fund), and Boston Income Portfolio (the Portfolio), are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Fund and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Fund and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                           POSITION(S)          TERM OF
       NAME AND             WITH THE           OFFICE AND                                                   NUMBER OF PORTFOLIOS
        DATE OF             FUND AND           LENGTH OF                 PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
         BIRTH              PORTFOLIO           SERVICE                   DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
----------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz    Trustee          Trustee of the Fund    President and Chief Executive Officer of                 185
11/28/59                                  since 2001; of the     National Financial Partners (financial
                                          Portfolio since 2001   services company) (since April 1999).
                                                                 President and Chief Operating Officer of
                                                                 John A. Levin & Co. (registered
                                                                 investment adviser) (July 1997 to April
                                                                 1999) and a Director of Baker,
                                                                 Fentress & Company, which owns John A.
                                                                 Levin & Co. (July 1997 to April 1999).
                                                                 Ms. Bibliowicz is an interested person
                                                                 because of her affiliation with a
                                                                 brokerage firm.
James B. Hawkes          Trustee          Trustee of the Fund    Chairman, President and Chief Executive                  190
11/9/41                                   since 1988; of the     Officer of BMR, EVM and their corporate
                                          Portfolio since 2001   parent and trustee, Eaton Vance Corp.
                                                                 (EVC) and Eaton Vance, Inc. (EV),
                                                                 respectively; Director of EV; Vice
                                                                 President and Director of EVD. Trustee
                                                                 and/or officer of 190 investment
                                                                 companies in the Eaton Vance Fund
                                                                 Complex. Mr. Hawkes is an interested
                                                                 person because of his positions with
                                                                 BMR, EVM and EVC, which are affiliates
                                                                 of the Fund and the Portfolio.
----------------------------------------------------------------------------------------------------------------------------------


       NAME AND
        DATE OF                    OTHER DIRECTORSHIPS
         BIRTH                             HELD
-----------------------
Jessica M. Bibliowicz                      None
11/28/59

James B. Hawkes                      Director of EVC
11/9/41

-----------------------

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S)

                           POSITION(S)          TERM OF
       NAME AND             WITH THE           OFFICE AND                                                   NUMBER OF PORTFOLIOS
        DATE OF             FUND AND           LENGTH OF                 PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
         BIRTH              PORTFOLIO           SERVICE                   DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
----------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee          Trustee of the Fund    President of Dwight Partners, Inc.                       190
3/26/31                                   since 1989; of the     (corporate relations and communications
                                          Portfolio since 2001   company).
Samuel L. Hayes, III     Trustee          Trustee of the Fund    Jacob H. Schiff Professor of Investment                  190
2/23/35                                   since 1989; of the     Banking Emeritus, Harvard University
                                          Portfolio since 2001   Graduate School of Business
                                                                 Administration.
Norton H. Reamer         Trustee          Trustee of the Fund    President, Unicorn Corporation (an                       190
9/21/35                                   since 1989; of the     investment and financial advisory
                                          Portfolio since 2001   services company) (since September
                                                                 2000). Chairman, Hellman, Jordan
                                                                 Management Co., Inc. (an investment
                                                                 management company) (since November
                                                                 2000). Advisory Director, Berkshire
                                                                 Capital Corporation (investment banking
                                                                 firm) (since June 2002). Formerly,
                                                                 Chairman of the Board, United Asset
                                                                 Management Corporation (a holding
                                                                 company owning institutional investment
                                                                 management firms) and Chairman,
                                                                 President and Director, UAM Funds
                                                                 (mutual funds).
Lynn A. Stout            Trustee          Trustee of the Fund    Professor of Law, University of                          185
9/14/57                                   since 2001; of the     California at Los Angeles School of Law
                                          Portfolio since 2001   (since July 2001). Formerly, Professor
                                                                 of Law, Georgetown University Law
                                                                 Center.
Jack L. Treynor          Trustee          Trustee of the Fund    Investment Adviser and Consultant.                       170
2/21/30                                   since 2001; of the
                                          Portfolio since 2001
----------------------------------------------------------------------------------------------------------------------------------


       NAME AND
        DATE OF                    OTHER DIRECTORSHIPS
         BIRTH                             HELD
-----------------------
Donald R. Dwight         Trustee/Director of the Royce Funds
3/26/31                  (mutual funds) consisting of 17
                         portfolios
Samuel L. Hayes, III     Director of Tiffany & Co. (specialty
2/23/35                  retailer) and Director of Telect, Inc.
                         (telecommunication services company)

Norton H. Reamer                           None
9/21/35

Lynn A. Stout                              None
9/14/57

Jack L. Treynor                            None
2/21/30

-----------------------

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)          TERM OF
       NAME AND             WITH THE           OFFICE AND
        DATE OF             FUND AND           LENGTH OF                 PRINCIPAL OCCUPATION(S)
         BIRTH              PORTFOLIO           SERVICE                   DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
Michael W. Weilheimer    President        Since 2002             Vice President of EVM and BMR. Officer
2/11/61                                                          of 8 investment companies managed by EVM
                                                                 or BMR.
Thomas P. Huggins        Vice President   Since 2001             Vice President of EVM and BMR. Officer
3/7/66                   of the                                  of 7 investment companies managed by EVM
                         Portfolio                               or BMR.
Barbara E. Campbell      Treasurer        Since 2002             Vice President of EVM and BMR. Officer
6/19/57                                                          of 190 investment companies managed by
                                                                 EVM or BMR.
Alan R. Dynner           Secretary        Secretary of the       Vice President, Secretary and Chief
10/10/40                                  Fund since 1997; of    Legal Officer of BMR, EVM, EVD and EVC.
                                          the Portfolio since    Officer of 190 investment companies
                                          2001                   managed by EVM or BMR.
---------------------------------------------------------------------------------------------------------------------------------


       NAME AND
        DATE OF
         BIRTH
-----------------------
Michael W. Weilheimer
2/11/61

Thomas P. Huggins
3/7/66

Barbara E. Campbell
6/19/57

Alan R. Dynner
10/10/40

-----------------------

 (1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.